Investment Securities	12 Months Ended
Dec. 31, 2017
Investments, Debt and Equity Securities [Abstract]
Investment Securities
Investment Securities

AVAILABLE-FOR-SALE SECURITIES

Cost/amortized cost, unrealized gains and losses, and fair value of available-for-sale securities by type were as follows:

(dollars in millions)	Cost/ Amortized Cost	Unrealized Gains	Unrealized Losses	Fair Value

December 31, 2017
Fixed maturity available-for-sale securities:
Bonds
U.S. government and government sponsored entities	$28	$—	$—	$28
Obligations of states, municipalities, and political subdivisions	135	—	—	135
Certificates of deposit and commercial paper	60	—	—	60
Non-U.S. government and government sponsored entities	126	—	(1)	125
Corporate debt	941	12	(5)	948
Mortgage-backed, asset-backed, and collateralized:
RMBS	100	—	(1)	99
CMBS	88	—	(1)	87
CDO/ABS	96	—	—	96
Total bonds	1,574	12	(8)	1,578
Preferred stock (a)	15	—	(1)	14
Common stock (a)	21	2	—	23
Other long-term investments	1	—	—	1
Total (b)	$1,611	$14	$(9)	$1,616

December 31, 2016
Fixed maturity available-for-sale securities:
Bonds
U.S. government and government sponsored entities	$31	$—	$—	$31
Obligations of states, municipalities, and political subdivisions	145	1	(1)	145
Non-U.S. government and government sponsored entities	119	—	(1)	118
Corporate debt	1,024	8	(7)	1,025
Mortgage-backed, asset-backed, and collateralized:
RMBS	101	—	(1)	100
CMBS	109	—	(1)	108
CDO/ABS	102	—	—	102
Total bonds	1,631	9	(11)	1,629
Preferred stock (a)	17	—	(1)	16
Common stock (a)	16	1	—	17
Other long-term investments	2	—	—	2
Total (b)	$1,666	$10	$(12)	$1,664

(a)	The Company employs an income equity strategy targeting investments in stocks with strong current dividend yields. Stocks included have a history of stable or increasing dividend payments.

(b)
Excludes an immaterial interest in a limited partnership that we account for using the equity method and FHLB common stock of $1 million at December 31, 2017 and 2016, which is classified as a restricted investment and carried at cost.

Fair value and unrealized losses on available-for-sale securities by type and length of time in a continuous unrealized loss position were as follows:

	Less Than 12 Months		12 Months or Longer		Total
(dollars in millions)	Fair Value	Unrealized Losses *	Fair Value	Unrealized Losses *	Fair Value	Unrealized Losses

December 31, 2017
Bonds:
U.S. government and government sponsored entities	$21	$—	$3	$—	$24	$—
Obligations of states, municipalities, and political subdivisions	65	—	20	—	85	—
Non-U.S. government and government sponsored entities	89	(1)	13	—	102	(1)
Corporate debt	387	(3)	93	(2)	480	(5)
RMBS	40	—	25	(1)	65	(1)
CMBS	40	—	38	(1)	78	(1)
CDO/ABS	48	—	26	—	74	—
Total bonds	690	(4)	218	(4)	908	(8)
Preferred stock	3	—	7	(1)	10	(1)
Common stock	3	—	—	—	3	—
Other long-term investments	1	—	—	—	1	—
Total	$697	$(4)	$225	$(5)	$922	$(9)

December 31, 2016
Bonds:
U.S. government and government sponsored entities	$18	$—	$—	$—	$18	$—
Obligations of states, municipalities, and political subdivisions	99	(1)	2	—	101	(1)
Non-U.S. government and government sponsored entities	55	(1)	1	—	56	(1)
Corporate debt	416	(6)	8	(1)	424	(7)
RMBS	74	(1)	1	—	75	(1)
CMBS	66	(1)	5	—	71	(1)
CDO/ABS	64	—	3	—	67	—
Total bonds	792	(10)	20	(1)	812	(11)
Preferred stock	6	—	8	(1)	14	(1)
Common stock	2	—	1	—	3	—
Total	$800	$(10)	$29	$(2)	$829	$(12)

*	Unrealized losses on certain available-for-sale securities were less than $1 million and, therefore, are not quantified in the table above.

On a lot basis, we had 1,369 and 1,331 investment securities in an unrealized loss position at December 31, 2017 and 2016, respectively. We do not consider the unrealized losses to be credit-related, as these unrealized losses primarily relate to changes in interest rates and market spreads subsequent to purchase. Additionally, at December 31, 2017, we had no plans to sell any investment securities with unrealized losses, and we believe it is more likely than not that we would not be required to sell such investment securities before recovery of their amortized cost.

We continue to monitor unrealized loss positions for potential impairments. During 2017, we did not recognize any other-than-temporary impairment credit losses on available-for-sale securities in investment revenues. During each of the 2016 and 2015 periods, other-than-temporary impairment credit losses were immaterial.

There were no material additions or reductions in the cumulative amount of credit losses (recognized in earnings) on other-than-temporarily impaired available-for-sale securities for the 2017, 2016, and 2015 periods.

The proceeds of available-for-sale securities sold or redeemed and the resulting net realized gains were as follows:

(dollars in millions)
Years Ended December 31,	2017	2016	2015

Proceeds from sales and redemptions	$508	$518	$429

Realized gains	$15	$16	$15
Realized losses	(1)	(1)	(1)
Net realized gains	$14	$15	$14

Contractual maturities of fixed-maturity available-for-sale securities at December 31, 2017 were as follows:

(dollars in millions)	Fair Value	Amortized Cost

Fixed maturities, excluding mortgage-backed, asset-backed, and collateralized securities:
Due in 1 year or less	$224	$225
Due after 1 year through 5 years	530	531
Due after 5 years through 10 years	335	334
Due after 10 years	207	200
Mortgage-backed, asset-backed, and collateralized securities	282	284
Total	$1,578	$1,574

Actual maturities may differ from contractual maturities since issuers and borrowers may have the right to call or prepay obligations. We may sell investment securities before maturity for general corporate and working capital purposes and to achieve certain investment strategies.

The fair value of securities on deposit with third parties totaled $537 million and $465 million at December 31, 2017 and 2016, respectively.
TRADING AND OTHER SECURITIES
The fair value of other securities by type was as follows:

(dollars in millions)
December 31,	2017	2016

Fixed maturity other securities:
Bonds
Non-U.S. government and government sponsored entities	$1	$1
Corporate debt	68	85
Mortgage-backed, asset-backed, and collateralized:
RMBS	1	1
CMBS	—	1
CDO/ABS	4	5
Total bonds	74	93
Preferred stock	6	6
Total	$80	$99

The mark-to-market and net realized gains (losses) on our trading and other securities, which we report in investment revenues, were as follows:

(dollars in millions)
Years Ended December 31,	2017	2016	2015

Mark-to-market gains (losses) on trading and other securities held at year end	$(1)	$1	$—
Net realized gains (losses) on trading and other securities sold or redeemed during the year	—	7	(3)
Total	$(1)	$8	$(3)

Other securities are those securities for which the fair value option was elected. Our remaining trading securities were sold in the first quarter of 2016.